UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
Colorado Springs, CO 80903
 (Address of principal executive offices)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
Colorado Springs, CO 80903
(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Giant 5 Funds
Investor Shares

Semi-Annual Report
September 30, 2011

Giant 5 Total Investment System (FIVEX)
20+ Underlying Mutual Funds
Giant 5 Total Index System (INDEX)
20+ Underlying Index Funds and ETFs

Invest in the Essentials
Invest for LifeTM

Investors should carefully read and consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money.  This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5 (1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC.

Semi-Annual Report
Table of Contents	September 30, 2011 (Unaudited)

Letter to Shareholders	2

Giant 5 Total Investment System
Schedule of Portfolio Investments	3
Financial Statements	4
Financial Highlights	6

Giant 5 Total Index System
Schedule of Portfolio Investments	7
Financial Statements	8
Financial Highlights	10

Notes to the Financial Statements	11
Supplemental Information	17

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov.  A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at http://www.sec.gov.

October 31, 2011

Dear Shareholders,

A new global era has arrived.  Wall Street is no longer the center of the financial universe, and the United States and Europe appear to be losing the political and economic dominance they have held over the rest of the world for the past 200 years.  We believe the “Rise of the Rest” (those living outside of the United States and Europe), combined with the one global language and economy of the Internet, will be the two most significant factors driving the financial course of the next decade.

This new global economy and the rapid advancements in technology are changing the fundamentals of investing.  There are roughly seven times as many people living outside of the United States and Europe as compared to those living within.  We believe that the growth and consumption behavior of this huge demographic will drive prices sharply higher during this decade, creating a new cycle of inflation and a period of time that will likely become known as the “Decade of Inflation”.

If this past decade is any indication, it seems apparent that governments in general cannot control their spending and debt.  Instead of being fiscally responsible by spending less than they take in, governments have used their ability to print money to make up the difference.  As a result, we believe this debt will ultimately lead to a devaluing of all currencies that are not backed by hard assets such as gold.  As these fiat currencies diminish in value, we believe that core commodities will increase in value and become a better global “currency”.

Not coincidentally, core commodities represent a large percentage of the average investor’s annual budget.  We believe that global consumption patterns, not the size and location of companies, now offer us the keys to unlocking the best asset allocation strategies for managing investment portfolios.  Therefore, with the intention of offering a comprehensive investment process for investors who desire to focus on consumption, our portfolios focus on the 5 core themes of Energy, Raw Materials, Capital Markets, Bonds, and Real Estate.  We do this by using an independent Fund of Funds structure and utilizing a “best of” approach for both indexes (INDEX) and managers (FIVEX) within these 5 asset classes.

Our investment process, Consumption-Based Fundamental Asset Allocation (CFAA), introduces a new generation of asset management methodologies which use fundamental attributes of the Investor, not the investment, as the primary determinant for all asset allocation decisions. Our “Invest Where You Spend” strategy is designed to invest in the areas our Investors spend the majority of their money. By designing the portfolio around consumption and global spending patterns, our goal is to give Investors the capability to meet their future spending needs on the budget items they spend most of their money.  This, we believe, is the primary purpose of investing.

Over the past 6 months, both of our Funds have underperformed their benchmark, the S&P 500® Index.  The primary reason that we underperformed our benchmark during  the most recent period was due to a decrease in prices among some of the core commodities, such as the gold and oil sectors, that we overweight compared to the S&P 500® Index.  We overweight these sectors compared to our benchmark because they represent a large portion of Investor’s spending.  As a result of over-weighting core commodities when compared to the S&P 500 Index, our portfolios usually will underperform during periods where core commodity prices fall over time.  Looking forward, we believe the prices of land, oil, metals, food and other raw materials will move higher as consumption increases due to a more efficient global economy and The Rise of the Rest.

Thank you for your continued trust as shareholders of Giant 5 Funds. We appreciate our Investors and will continue to strive to place you first in all that we do.

Invest in the Essentials.  Invest for Life.

Michael G. Willis
President

(Performance as of September 30, 2011)		3-Year	5-Year	Average Annual Since
	1-Year	Average	Average	Inception 5/1/06
Total Investment System (FIVEX)	-4.93%	+2.22%	+1.04%	+0.50%
Total Index System (INDEX)	-5.67%	+0.47%	-0.78%	-0.97%
S&P 500 Index	+1.14%	+1.23%	-1.18%	-0.59%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5. As set forth in the Funds’ prospectus dated July 29, 2011, total Annual Fund Operating Expenses of the Total Investment System and Total Index System were 2.72% and 2.35%, respectively.

The S&P Index is an unmanaged index of stocks, bonds or mutual funds.  It is not possible to invest directly in an index.

Equity securities are more volatile and carry more risk than other forms of investing, including investments in high grade fixed income securities. Fixed income securities are subject to interest rate risk. Investments concentrated in one economic sector, such as, Energy, Raw Materials and Real Estate, experience greater volatility than more broadly based investments. International investing is subject to greater volatility due to such factors as changes in currency rates, foreign taxation, differences in auditing and other financial standards, and political and environmental instability.

Giant 5 Total Investment System September 30, 2011 (Unaudited)
Schedule of Portfolio Investments

		Fair
Security Description	Shares	Value
INVESTMENT COMPANIES - 98.4%
BlackRock Energy & Resources Portfolio,
Class I	31,150	$987,446
Cohen & Steers Emerging Markets Real
Estate Fund, Class I	49,096	346,126
E.I.I. International Property Fund, Class I	90,499	1,352,051
Fidelity Select Materials Portfolio	33,927	1,814,763
First Eagle Global Fund, Class I	20,061	885,714
First Eagle Overseas Fund, Class I	37,412	805,103
Franklin Mutual European Fund, Class Z	8,464	151,924
ICON Materials Fund	17,093	153,836
Ivy Global Natural Resources
Fund, Class I*	1,597	24,205
JPMorgan Small Cap Equity Fund, Class S	1,000	32,600
Matthews China Fund	38,630	865,696
Matthews India Fund	21,815	359,075
Metzler/Payden European Emerging
Markets Fund*	4,344	90,536
Morgan Stanley Institutional
Fund, Inc., International Real Estate
Portfolio, Class I	17,256	249,182
Morgan Stanley Institutional Fund, Inc.,
U.S. Real Estate Portfolio, Class I	7,474	97,913
Nuveen Real Estate
Securities Fund, Class Y	72,185	1,206,934
Oppenheimer International
Bond Fund, Class Y	80,031	503,393
T. Rowe Price Latin America Fund	3,272	130,395
Van Eck International Investors
Gold Fund, Class I	44,674	1,092,268
Vanguard Energy Fund, Admiral Shares	17,288	1,773,023
Vanguard Inflation-Protected Securities
Fund, Admiral Shares	84,463	2,318,501
Total Investment Companies
(Cost $14,207,354)		15,240,684

SHORT-TERM INVESTMENTS - 1.7%
Fidelity Institutional Treasury Portfolio,
Class I, 0.010%(a)	257,795	$257,795
Total Short-Term Investments
(Cost $257,795)		257,795
Total Investments - 100.1%
(Cost $14,465,149)		15,498,479
Liabilities in Excess
of Other Assets - (0.1)%		(7,929)
NET ASSETS -100.0%		$15,490,550

Giant 5 Total Investment System
Sector Breakdown
(Based on Total Investments) (Unaudited)

*	Non-income producing.
(a) Variable rate security; the rate shown represents the rate at September 30, 2011.

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)

Assets:
Investment securities at fair value
(cost $14,465,149)	$15,498,479
Dividends receivable	16,192
Prepaid expenses	17,735
Total Assets	15,532,406

Liabilities:
Payable to Adviser	9,195
Payable for 12b-1 fees	2,333
Other payables	30,328
Total Liabilities	41,856

Net Assets	$15,490,550

Net assets consist of:
Paid-in-capital	$20,528,228
Undistributed net investment loss	(76,745)
Accumulated undistributed net realized losses	(5,994,263)
Net unrealized appreciation on investments	1,033,330

Net Assets	$15,490,550

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,192,179

Net Asset Value, Offering Price
and Redemption Price Per Share	$12.99

STATEMENT OF OPERATIONS
For the period ended September 30, 2011 (Unaudited)

Investment Income:
Dividends	$85,700
Total Investment Income	85,700

Expenses:
Investment advisory fees	62,619
Fund administration fees	35,363
Transfer Agency fees	27,499
12b-1 fees	15,889
Blue Sky fees	10,007
Audit fees	6,976
Custody fees	6,167
Insurance	4,704
Legal fees	4,257
CCO fees	2,710
Printing fees	2,395
Pricing fees	1,241
Directors fees	304
Miscellaneous fees	568
Total Expenses	180,699

Net Investment Loss	(94,999)

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized gain distributions from underlying funds	8,518
Change in unrealized depreciation on investments	(3,327,176)
Net realized and unrealized losses on investments	(3,318,658)

Change in net assets resulting from operations	$(3,413,657)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

	Period Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
STATEMENTS OF CHANGES IN NET ASSETS
Increase/(Decrease) in Net Assets from Operations
Net investment income/(loss)	$(94,999)	$905
Net realized gains from investment transactions	—	321,086
Net realized gain distributions from underlying funds	8,518	114,267
Change in unrealized appreciation/(depreciation) on investments	(3,327,176)	2,858,616
Change in net assets resulting from operations	(3,413,657)	3,294,874

Distributions to Shareholders
Net investment income	—	(50,708)
Change in net assets resulting from distributions to shareholders	—	(50,708)

Capital Share Transactions
Proceeds from sale of shares	87,240	997,440
Distributions reinvested	—	50,130
Cost of shares redeemed	(1,098,874)	(3,191,931)
Change in net assets resulting from capital share transactions	(1,011,634)	(2,144,361)
Net increase/(decrease) in net assets	(4,425,291)	1,099,805

Net Assets
Beginning of period	19,915,841	18,816,036
End of period	$15,490,550	$19,915,841
Accumulated undistributed net investment income/(loss) at end of period	(76,745)	18,254

Share Information
Shares sold	5,611	73,079
Distributions reinvested	—	3,319
Shares redeemed	(70,759)	(235,907)
Net change resulting from share transactions	(65,148)	(159,509)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Investment System

The table below sets forth financial data for a share outstanding in the Fund	Period Ended
	September 30, 2011		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
throughout each period presented:	(Unaudited)		March 31, 2011		March 31, 2010	March 31, 2009	March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value -
Beginning of Period	$15.84		$13.28		$8.68	$15.64	$16.27		$15.00

Income/(Loss) from
Investment Operations:
Net investment income/(loss)	(0.08)		—	(b)	0.03	(0.03)	0.65		0.26
Net realized and unrealized
gains/(losses) on investments	(2.77)		2.60		4.57	(6.35)	0.13	(c)	1.41
Total from investment operations	(2.85)		2.60		4.60	(6.38)	0.78		1.67

Less Distributions Declared
to Shareholders:
Net investment income	—		(0.04)		—	—	(0.65)		(0.26)
Net realized gains	—		—		—	(0.58)	(0.76)		(0.14)
Total distributions	—		(0.04)		—	(0.58)	(1.41)		(0.40)
Paid-in capital from
redemption fees	—		—	(d)	— (d)	— (d)	—	(b)(d)	—	(b)

Net Asset Value - End of Period	$12.99		$15.84		$13.28	$8.68	$15.64		$16.27

Total Return(e)	(17.99)%		19.59%		53.00%	(41.06)%	4.39%		11.27	%(f)

Ratios (to average net assets)
Supplemental Data:
Net assets at end of period (000s)	$15,491		$19,916		$18,816	$13,197	$30,374		$29,970
Ratio of expenses to
average net assets(g)	1.93	%(h)	1.91%		1.89%	1.64%	1.37	%(i)	1.91	%(h)
Net investment income/(loss)
to average net assets(j)	(1.02	)%(h)	—	%(k)	0.24%	(0.18)%	3.94%		1.96	%(h)
Portfolio turnover	—	%(f)	7.23%		8.84%	58.81%	51.90%		22.20	%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)	Less than $0.005.
(c)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(d)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies in which the Fund invests.
(h)	Annualized.
(i)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(j)	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(k)	Less than 0.005%.

See Notes to the Financial Statements.

Giant 5 Total Index System September 30, 2011 (Unaudited)
Schedule of Portfolio Investments

		Fair
Security Description	Shares	Value
EXCHANGE TRADED FUNDS - 79.3%
Energy Select Sector SPDR Fund	11,633	$681,577
First Trust ISE Chindia Index Fund	39,000	724,230
Guggenheim China Real Estate ETF	10,000	132,300
iShares Barclays 1-3 Year
Treasury Bond Fund	100	8,457
iShares Barclays TIPS Bond Fund	300	34,290
iShares Dow Jones U.S. Basic Materials
Sector Index Fund	11,000	621,170
iShares S&P Europe 350 Index Fund	7,584	241,702
iShares S&P Global Energy
Sector Index Fund	4,185	138,607
iShares S&P Global Materials
Sector Index Fund	8,000	429,040
PowerShares FTSE RAFI
U.S. 1000 Portfolio	10,155	496,681
PowerShares FTSE RAFI U.S. 1500
Small-Mid Portfolio	7,370	386,557
PowerShares Golden Dragon Halter USX
China Portfolio	10,000	193,250
PowerShares WilderHill Clean
Energy Portfolio	4,000	21,800
Rydex S&P Equal Weight Materials ETF	13,000	637,707
SPDR Barclays Capital International
Treasury Bond ETF	434	26,088
SPDR Barclays Capital TIPS ETF	500	28,400
SPDR Dow Jones International
Real Estate ETF	21,500	689,075
SPDR Dow Jones REIT ETF	983	55,540
SPDR S&P International Materials
Sector ETF	32,000	718,720
SPDR S&P Oil & Gas
Equipment & Services ETF	6,000	170,100
SPDR S&P Oil & Gas
Exploration & Production ETF	4,000	171,200
Vanguard Energy ETF	12,200	1,053,348
Vanguard Information Technology ETF	5,000	283,950
Vanguard REIT ETF	27,500	1,398,925
WisdomTree Global
ex-U.S. Real Estate Fund	20,000	443,600
WisdomTree Global Natural
Resources Fund	7,993	167,853
WisdomTree International MidCap
Dividend Fund	4,000	171,080
WisdomTree International SmallCap
Dividend Fund	3,500	152,460
Total Exchange Traded Funds
(Cost $12,768,235)		10,277,707

EXCHANGE TRADED NOTES - 19.4%
ETRACS CMCI Gold Total Return ETN*	26,976	1,205,827
ETRACS CMCI Silver Total Return ETN*	10,000	424,800
iPath Dow Jones-UBS Precious Metals
Subindex Total ReturnSM ETN*	10,000	884,900
Total Exchange Traded Notes
(Cost $2,321,795)		2,515,527

SHORT-TERM INVESTMENTS - 0.8%
Fidelity Institutional Treasury Portfolio,
Class I, 0.010%(a)	109,893	109,893
Total Short-Term Investments
(Cost $109,893)		109,893
Total Investments - 99.5%
(Cost $15,199,923)		12,903,127
Other Assets in Excess of Liabilities - 0.5%		61,922
NET ASSETS -100.0%		$12,965,049

Giant 5 Total Index System
Sector Breakdown
(Based on Total Investments) (Unaudited)

*	Non-income producing.
(a) Variable rate security; the rate shown represents the rate at September 30, 2011.

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)

Assets:
Investment securities at fair value
(cost $15,199,923)	$12,903,127
Dividends receivable	1
Receivable for investments sold	1,402,707
Prepaid expenses	16,579
Total Assets	14,322,414

Liabilities:
Payable for investments purchased	1,321,795
Payable to Adviser	7,697
Payable for 12b-1 fees	1,953
Other payables	25,920
Total Liabilities	1,357,365

Net Assets	$12,965,049

Net assets consist of:
Paid-in-capital	$17,458,219
Undistributed net investment income	37,026
Accumulated undistributed net realized losses	(2,233,400)
Net unrealized depreciation on investments	(2,296,796)

Net Assets	$12,965,049

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,033,483

Net Asset Value, Offering Price
and Redemption Price Per Share	$12.55

STATEMENT OF OPERATIONS
For the period ended September 30, 2011 (Unaudited)

Investment Income:
Dividends	$187,179
Total Investment Income	187,179

Expenses:
Investment advisory fees	52,928
Fund administration fees	29,890
Transfer Agency fees	23,316
12b-1 fees	13,430
Blue Sky fees	10,035
Audit fees	6,976
Custody fees	5,487
Insurance	4,188
Legal fees	3,674
CCO fees	2,290
Printing fees	2,076
Pricing fees	1,562
Directors fees	259
Miscellaneous fees	870
Total Expenses	156,981

Net Investment Income	30,198

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized gains from investment transactions	198,601
Change in unrealized depreciation on investments	(3,308,120)
Net realized and unrealized losses on investments	(3,109,519)

Change in net assets resulting from operations	$(3,079,321)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

	Period Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment income	$30,198	$118,416
Net realized gains from investment transactions	198,601	241,237
Change in unrealized appreciation/(depreciation) on investments	(3,308,120)	2,441,287
Change in net assets resulting from operations	(3,079,321)	2,800,940

Distributions to Shareholders
Net investment income	—	(116,130)
Change in net assets resulting from distributions to shareholders	—	(116,130)

Capital Share Transactions
Proceeds from sale of shares	158,258	813,721
Distributions reinvested	—	114,706
Cost of shares redeemed	(880,967)	(2,367,611)
Change in net assets resulting from capital share transactions	(722,709)	(1,439,184)
Net increase/(decrease) in net assets	(3,802,030)	1,245,626

Net Assets
Beginning of period	16,767,079	15,521,453
End of period	$12,965,049	$16,767,079
Accumulated undistributed net investment income at end of period	37,026	6,828

Share Information
Shares sold	10,651	59,971
Distributions reinvested	—	7,851
Shares redeemed	(58,468)	(173,221)
Net change resulting from share transactions	(47,817)	(105,399)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Index System

The table below sets forth financial data	Period Ended
for a share outstanding in the Fund	September 30, 2011		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
throughout each period presented:	(Unaudited)		March 31, 2011	March 31, 2010	March 31, 2009		March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value -
Beginning of Period	$15.51		$13.08	$8.62	$15.36		$16.24		$15.00

Income/(Loss) from
Investment Operations:
Net investment income	0.03		0.11	0.07	0.20		0.18		0.15
Net realized and unrealized
gains/(losses) on investments	(2.99)		2.43	4.47	(6.57	)(b)	0.01	(b)	1.25
Total from investment operations	(2.96)		2.54	4.54	(6.37)		0.19		1.40

Less Distributions Declared
to Shareholders:
Net investment income	—		(0.11)	(0.08)	(0.18)		(0.18)		(0.15)
Net realized gains	—		—	—	(0.19)		(0.89)		—	(c)
Return of capital	—		—	—	—		—		(0.01)
Total distributions	—		(0.11)	(0.08)	(0.37)		(1.07)		(0.16)
Paid-in capital
from redemption fees	—	(d)	— (d)	— (d)	—	(d)	—	(c)(d)	—	(c)

Net Asset Value - End of Period	$12.55		$15.51	$13.08	$8.62		$15.36		$16.24

Total Return(e)	(19.08	)%(f)	19.43%	52.70%	(41.75)%		0.91%		9.38	%(f)

Ratios (to average net assets)
Supplemental Data:
Net assets at end of period (000s)	$12,965		$16,767	$15,521	$10,957		$20,395		$22,388
Ratio of expenses
to average net assets(g)	1.99	%(h)	1.97%	1.94%	1.74%		1.42	%(i)	1.90	%(h)
Net investment income
to average net assets(j)	0.38	%(h)	0.76%	0.57%	1.44%		1.20%		1.00	%(h)
Portfolio turnover	8.56	%(f)	29.07%	11.14%	66.67%		110.31%		5.35	%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c)	Less than $0.005.
(d)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies and exchange traded funds in which the Fund invests.
(h)	Annualized.
(i)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(j)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange traded funds in which the Fund invests.

See Notes to the Financial Statements.

Giant 5 Funds September 30, 2011 (Unaudited)
Notes to the Financial Statements

1.	Organization

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct strategies and policies:  the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).  Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that generally each Fund invests in other mutual funds and exchange traded funds.  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation:
The value of assets in a Fund’s portfolio is determined on the basis of their fair value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”).  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Generally, each of the mutual funds will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses.  As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the mutual funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAV.  If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in a timely fashion for the Funds’ NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day. Investments in securities traded on a national securities exchange, including exchange traded funds and exchange traded notes, are valued at the last reported sale price on the exchange on which they are primarily traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are generally valued at the last quoted bid price. Money market instruments and other debt securities with remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2011 (Unaudited)

a broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the fair value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a Fund’s investments.  The three broad levels of the hierarchy are described below:

•	Level 1 – quoted prices for active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2011.

Giant 5 Total Investment System
		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment Companies	$14,148,416	$1,092,268	$—	$15,240,684
Short-Term Investments	257,795	—	—	257,795
Total	$14,406,211	$1,092,268	$—	$15,498,479

Giant 5 Total Index System
		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Exchange Traded Funds	$10,277,707	$—	$—	$10,277,707
Exchange Traded Notes	2,515,527	—	—	2,515,527
Short-Term Investments	109,893	—	—	109,893
Total	$12,903,127	$—	$—	$12,903,127

The Funds did not hold any Level 3 securities during the period ended September 30, 2011.

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2011 (Unaudited)

With respect to the Funds, there were no significant transfers into and out of Levels 1 and 2 during the current period presented.  It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

Investment Transactions and Related Income:
Investment transactions are recorded on trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:
Expenses directly attributable to a Fund are charged directly to the Fund.  Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:
Dividends from net investment income, if any, are declared and distributed semi-annually for each Fund.  Dividends from net realized gains, if any, are declared and distributed annually for each Fund.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date.  They may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  As of March 31, 2011, permanent book to tax differences were as follows:

		Undistributed Net	Accumulated Undistributed
Fund	Paid-in-Capital	Investment Income	Net Realized Losses
Giant 5 Total Investment System	$—	$17,437	$(17,437)
Giant 5 Total Index System	—	—	—

Federal Income Taxes:
Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no federal or excise tax provision is recorded.

As of and during the year ended March 31, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for all open tax years (2007-2010).

Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Recent Accounting Pronouncements:
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2011 (Unaudited)

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the March 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is the March 31, 2012 taxable year.

3.	Related Party Transactions

Investment Adviser:
The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.  The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board.  The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

Certain trustees and officers of the Trust are also officers of the Adviser.

Distribution Plan:
Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares.  Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17% of its average daily net assets attributable to its Investor Shares.  The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares.  The 12b-1 expenses incurred by the Funds are reported within the Statement of Operations.

4.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities for the period ended September 30, 2011, totaled:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Purchases	$—	$1,321,795
Sales	—	1,402,708

There were no purchases or sales of U.S. government securities for the period.

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2011 (Unaudited)

5.	Federal Tax Information

At September 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Tax Cost	$14,478,302	$15,199,923
Tax Unrealized Appreciation	2,253,842	1,168,272
Tax Unrealized (Depreciation)	(1,233,664)	(3,465,057)
Net Unrealized Appreciation/(Depreciation)	1,020,178	(2,296,785)

The tax character of distributions paid during the fiscal years ended March 31, 2011 and March 31, 2010 were as follows:

	Giant 5 Total		Giant 5 Total
	Investment System		Index System
	2011	2010	2011	2010
Distributions Paid from Ordinary Income	$50,708	$—	$116,130	$97,247
Distributions Paid from Net Long Term Capital Gains	—	—	—	—
Total Taxable Distributions	50,708	—	116,130	97,247
Return of Capital Distributions	—	—	—	—
Total Distributions Paid	50,708	—	116,130	97,247

As of March 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Undistributed Ordinary Income	$18,254	$6,828
Undistributed Long Term Capital Gains	—	—
Accumulated Earnings	18,254	6,828
Distributions Payable	—	—
Accumulated Capital and Other Losses	(5,989,628)	(2,417,963)
Unrealized Appreciation	4,347,353	997,286
Total Accumulated Deficit	(1,624,021)	(1,413,849)

The difference between book basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

At March 31, 2011, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In:
Fund	2017	2018	Total
Giant 5 Total Investment System	$552,275	$5,437,353	$5,989,628
Giant 5 Total Index System	—	2,417,963	2,417,963

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2011 (Unaudited)

6.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.  As of September 30, 2011, TD Ameritrade Clearing, Inc., for the benefit of its customers, had ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 62.5% and 67.1%, respectively.

Giant 5 Funds
Supplemental Information	September 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Giant 5 Funds, you incur two types of costs:  (1) transaction costs, including exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses.  The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 4/1/11	value 9/30/11	4/1/11- 9/30/11(1)	4/1/11- 9/30/11(1)
Giant 5 Total Investment System	$1,000.00	$820.10	$8.80	1.93%
Giant 5 Total Index System	$1,000.00	$809.20	$8.99	1.99%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees, if applicable.  Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 4/1/11	value 9/30/11	4/1/11- 9/30/11(1)	4/1/11- 9/30/11(1)
Giant 5 Total Investment System	$1,000.00	$1,015.33	$9.74	1.93%
Giant 5 Total Index System	$1,000.00	$1,015.06	$10.01	1.99%

(1)
Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 1.93% and 1.99%, respectively, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (366).

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Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)        Not applicable.

(2)	Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(3)	Not applicable.

(b)	Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

December 5, 2011
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

December 5, 2011
Date

/s/ Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

December 5, 2011
Date